Capital Lease Obligations and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2013
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Capital Lease Obligations

Capital Lease Obligations

	December 31, 2013 $	December 31, 2012 $
RasGas II LNG Carriers	472,806	472,085
Suezmax Tankers	125,523	165,489

Total	598,329	637,574
Less current portion	31,668	70,272

Long-term portion	566,661	567,302

Schedule of Repayments of Capital Leases Including Imputed Interest

As at December 31, 2013, the commitments under these capital leases approximated $953.1 million, including imputed interest of $480.3 million, repayable as follows:

Year	Commitment
2014	$24,000
2015	$24,000
2016	$24,000
2017	$24,000
2018	$24,000
Thereafter	$833,128